SCHEDULE OF CUMULATIVE MATURITIES OF LONG-TERM OBLIGATIONS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
2021	$ 913,919
2022	963,584
2023	1,015,030
2024	1,071,119
2025	1,129,340
Thereafter	3,040,781
Total	8,133,773
Less debt issuance costs	(134,528)
Total	$ 7,999,245	$ 8,849,280